CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Management and consulting fees	$ 62,381	$ 111,690	$ 111,364
Professional fees	66,159	63,111	62,871
General and administrative expenses	365,016	196,488	79,927
Stock-based compensation expense	41,227
Depreciation and amortization		189	255
Net operating loss	(534,783)	(371,478)	(254,416)
Interest income	522	591	212
Foreign exchange gain (loss)	(538)	21,976	(13,681)
Gain on settlement	300,000
Loss on disposal of investment in shares	(120,809)
Gain on common share purchase warrants	59,740	308,342	(33,973)
Net loss and comprehensive loss before discontinued operations	(295,868)	(40,569)	(301,859)
Net loss from discontinued operations		(173)	(13,031)
Net loss and comprehensive loss	$ (295,868)	$ (40,742)	$ (314,890)
Net loss per share - Continuing Operations - basic and diluted (in dollars per share)	$ (0.01)	$ (0.00)	$ (0.02)
Net loss per share - Discontinued Operations - basic and diluted (in dollars per share)		(0.00)	(0.00)
Net loss per share - basic and diluted (in dollars per share)	$ (0.01)	$ (0.00)	$ (0.02)
Weighted average number of shares - basic and diluted (in share)	37,153,317	26,783,454	13,221,798